Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 93 .8%
1988 CLO 1 Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.1000%, 7.4176%,
10/15/39 (144A)
‡
$ 1,000,000 $ 1,006,497
522 Funding CLO Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.4116%,
7.7306%, 10/23/34 (144A)
‡
13,000,000 13,016,500
AB BSL CLO 1 Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.4500%,
7.7676%, 1/15/35 (144A)
‡
2,000,000 2,013,865
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 7.9292%,
4/15/34 (144A)
‡
3,000,000 3,020,395
AGL CLO 14 Ltd. 2021-14A DR, CME Term SOFR 3 Month + 2.8500%, 7.1755%,
12/2/34 (144A)
‡
7,250,000 7,250,074
AGL CLO 16 Ltd. 2021-16A DR, CME Term SOFR 3 Month + 2.4000%, 6.7255%,
1/20/35 (144A)
‡
1,900,000 1,899,970
AGL CLO 21 Ltd. 2022-21A D2R, CME Term SOFR 3 Month + 4.4000%,
8.7255%, 10/21/37 (144A)
‡
2,200,000 2,208,149
AGL CLO 37 Ltd. 2024-37A D1, CME Term SOFR 3 Month + 2.6500%, 6.9820%,
4/22/38 (144A)
‡
4,000,000 4,009,601
Allegany Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
7.4255%, 1/20/35 (144A)
‡
2,000,000 2,000,000
Allegro CLO XII Ltd. 2020-1A D1R, CME Term SOFR 3 Month + 3.5000%,
7.8255%, 7/21/37 (144A)
‡
4,500,000 4,527,725
Allegro CLO XIX Ltd. 2025-1A D2, CME Term SOFR 3 Month + 4.0500%,
8.3724%, 4/17/38 (144A)
‡
5,700,000 5,735,111
AMMC CLO 24 Ltd. 2021-24A DR, CME Term SOFR 3 Month + 2.9500%,
7.2755%, 1/20/35 (144A)
‡
3,000,000 3,002,105
AMMC CLO 27 Ltd. 2022-27A DR, CME Term SOFR 3 Month + 2.7000%,
7.0255%, 1/20/37 (144A)
‡
11,040,000 11,078,138
Anchorage Capital CLO 16 Ltd. 2020-16A D1R2, CME Term SOFR 3 Month +
2.9000%, 7.2255%, 1/19/38 (144A)
‡
9,250,000 9,319,372
Anchorage Capital CLO 7 Ltd. 2015-7A DR3, CME Term SOFR 3 Month +
3.8000%, 8.1138%, 4/28/37 (144A)
‡
1,000,000 1,005,656
Annisa CLO Ltd. 2016-2A ERR, CME Term SOFR 3 Month + 6.9270%, 11.2525%,
7/20/31 (144A)
‡
3,000,000 3,022,131
Apidos CLO XLII Ltd. 2022-42A D1R, CME Term SOFR 3 Month + 2.4500%,
6.7755%, 4/20/38 (144A)
‡
10,000,000 10,029,150
Apidos CLO XXXVIII 2021-38A D, CME Term SOFR 3 Month + 3.2116%, 7.5371%,
1/21/34 (144A)
‡
8,360,000 8,415,295
Ares LVI CLO Ltd. 2020-56A D1R2, CME Term SOFR 3 Month + 2.8500%,
7.1685%, 1/25/38 (144A)
‡
3,985,000 3,991,533
Ares LXII CLO Ltd. 2021-62A D, CME Term SOFR 3 Month + 3.3616%, 7.6801%,
1/25/34 (144A)
‡
3,000,000 3,013,814
Ares LXIV CLO Ltd. 2022-64A DR, CME Term SOFR 3 Month + 3.2500%,
7.5675%, 10/24/39 (144A)
‡
2,500,000 2,507,928
Ares LXV CLO Ltd. 2022-65A D, CME Term SOFR 3 Month + 3.6500%,
7.9685%, 7/25/34 (144A)
‡
10,750,000 10,811,379
Ares XLIII CLO Ltd. 2017-43A D2R2, CME Term SOFR 3 Month + 4.1000%,
8.4175%, 1/15/38 (144A)
‡
7,000,000 7,073,397
Ares XXXIX CLO Ltd. 2016-39A DR3, CME Term SOFR 3 Month + 3.2500%,
7.5790%, 7/18/37 (144A)
‡
10,000,000 10,028,256
Atlas Senior Loan Fund XVI Ltd. 2021-16A D, CME Term SOFR 3 Month +
3.9616%, 8.2871%, 1/20/34 (144A)
‡
8,400,000 8,401,980
Bain Capital Credit CLO Ltd. 2021-2A DR, CME Term SOFR 3 Month + 3.1000%,
7.4178%, 7/16/34 (144A)
‡
4,750,000 4,755,547
Bain Capital Credit CLO Ltd. 2019-3A DRR, CME Term SOFR 3 Month +
2.8000%, 7.1255%, 10/21/34 (144A)
‡
9,000,000 9,022,951

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Bain Capital Credit CLO Ltd. 2020-3A DRR, CME Term SOFR 3 Month +
3.1000%, 7.4190%, 10/23/34 (144A)
‡
$ 5,845,000 $ 5,850,823
Bain Capital Credit CLO Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.1000%,
7.4190%, 10/23/37 (144A)
‡
2,000,000 2,014,249
Ballyrock CLO 25 Ltd. 2023-25A C1R, CME Term SOFR 3 Month + 2.6000%,
6.9185%, 1/25/38 (144A)
‡
9,500,000 9,518,280
Ballyrock CLO 28 Ltd. 2024-28A C1, CME Term SOFR 3 Month + 2.8000%,
7.1255%, 1/20/38 (144A)
‡
4,790,000 4,813,928
Barings CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%, 7.4801%,
4/25/34 (144A)
‡
3,990,000 4,003,956
Barings CLO Ltd. 2020-4A D2R, CME Term SOFR 3 Month + 5.0000%,
9.3255%, 10/20/37 (144A)
‡
5,000,000 5,037,524
Benefit Street Partners CLO XXV Ltd. 2021-25A DR, CME Term SOFR 3 Month +
2.3500%, 6.6675%, 1/15/35 (144A)
‡
10,000,000 10,028,623
Benefit Street Partners CLO XXVI Ltd. 2022-26A D1R, CME Term SOFR 3 Month
+ 3.0000%, 7.3255%, 7/20/37 (144A)
‡
4,750,000 4,770,163
Bethpage Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%,
7.5292%, 10/15/36 (144A)
‡
1,500,000 1,500,725
Birch Grove CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
7.4320%, 1/22/38 (144A)
‡
8,000,000 8,057,609
Birch Grove CLO 2 Ltd. 2021-2A D1R, CME Term SOFR 3 Month + 3.1500%,
7.4755%, 10/19/37 (144A)
‡
3,000,000 3,002,911
Birch Grove CLO 3 Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.8500%,
7.1755%, 1/19/38 (144A)
‡
2,750,000 2,753,161
Birch Grove CLO 3 Ltd. 2021-3A D2R, CME Term SOFR 3 Month + 3.8500%,
8.1755%, 1/19/38 (144A)
‡
5,000,000 5,002,874
Birch Grove CLO 6 Ltd. 2023-6A D1R, CME Term SOFR 3 Month + 3.1500%,
7.5209%, 7/20/38 (144A)
‡
10,000,000 10,028,051
BlueMountain CLO XXV Ltd. 2019-25A D1RR, CME Term SOFR 3 Month +
3.2500%, 7.5675%, 1/15/38 (144A)
‡
12,500,000 12,543,774
BlueMountain CLO XXVI Ltd. 2019-26A D1R, CME Term SOFR 3 Month +
3.7616%, 8.0871%, 10/20/34 (144A)
‡
2,700,000 2,717,545
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 8.9571%, 10/20/34 (144A)
‡
4,500,000 4,520,151
BlueMountain CLO XXXII Ltd. 2021-32A DR, CME Term SOFR 3 Month +
3.1000%, 7.4176%, 10/15/34 (144A)
‡
19,250,000 19,256,225
BlueMountain CLO XXXIV Ltd. 2022-34A D, CME Term SOFR 3 Month +
3.7500%, 8.0755%, 4/20/35 (144A)
‡
9,210,000 9,244,497
Canyon Capital CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3616%,
7.6792%, 4/15/34 (144A)
‡
9,000,000 9,057,590
Canyon Capital CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%,
7.9292%, 4/15/34 (144A)
‡
5,250,000 5,281,700
Canyon Capital CLO Ltd. 2019-2A DR2, CME Term SOFR 3 Month + 2.8500%,
7.1675%, 10/15/34 (144A)
‡
10,000,000 9,880,356
Canyon Capital CLO Ltd. 2019-1A D1RR, CME Term SOFR 3 Month + 3.6500%,
7.9675%, 7/15/37 (144A)
‡
2,600,000 2,606,488
Canyon CLO Ltd. 2020-2A DR2, CME Term SOFR 3 Month + 2.9500%, 7.2676%,
10/15/34 (144A)
‡
5,000,000 5,000,768
Canyon CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 2.7500%, 7.0361%,
4/15/38 (144A)
‡
3,000,000 3,010,253
Capital Four US CLO I Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8816%,
8.2106%, 1/18/35 (144A)
‡
7,430,000 7,455,002
Carlyle US CLO 2024-4A D, CME Term SOFR 3 Month + 3.2000%, 7.5255%,
7/20/37 (144A)
‡
1,000,000 1,004,794

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2021-9A DR, CME Term SOFR 3 Month + 3.0500%,
7.3685%, 10/20/34 (144A)
‡
$ 3,000,000 $ 2,999,981
Carlyle US CLO Ltd. 2020-2A CR, CME Term SOFR 3 Month + 3.4616%,
7.7801%, 1/25/35 (144A)
‡
7,600,000 7,640,000
Carlyle US CLO Ltd. 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 8.4185%,
10/25/36 (144A)
‡
7,700,000 7,780,296
Carlyle US CLO Ltd. 2017-2A D2R2, CME Term SOFR 3 Month + 4.7500%,
9.0755%, 7/20/37 (144A)
‡
6,750,000 6,797,137
Carlyle US CLO Ltd. 2021-7A D1R, CME Term SOFR 3 Month + 3.0000%,
7.3176%, 4/15/40 (144A)
‡
5,300,000 5,314,339
CBAMR Ltd. 2018-8A DR, CME Term SOFR 3 Month + 4.0000%, 8.3176%,
7/15/37 (144A)
‡
6,580,000 6,591,065
Cedar Funding IV CLO Ltd. 2014-4A DR3, CME Term SOFR 3 Month + 3.3000%,
7.6190%, 1/23/38 (144A)
‡
5,000,000 5,006,138
Cedar Funding VI CLO Ltd. 2016-6A ARR, CME Term SOFR 3 Month + 1.3116%,
5.6371%, 4/20/34 (144A)
‡
5,740,000 5,743,138
CIFC Funding 2021-2A D, CME Term SOFR 3 Month + 2.9116%, 7.2292%,
4/15/34 (144A)
‡
6,000,000 6,029,686
CIFC Funding 2014-V Ltd. 2014-5A ER3, CME Term SOFR 3 Month + 7.5000%,
11.8224%, 7/17/37 (144A)
‡
2,000,000 2,034,015
CIFC Funding 2020-IV Ltd. 2020-4A DR, CME Term SOFR 3 Month + 2.8000%,
7.1175%, 1/15/40 (144A)
‡
3,850,000 3,859,533
CIFC Funding Ltd. 2014-4RA CRR, CME Term SOFR 3 Month + 2.6000%,
6.9224%, 1/17/35 (144A)
‡
6,050,000 6,058,198
CIFC Funding Ltd. 2014-4RA DRR, CME Term SOFR 3 Month + 5.8000%,
10.1224%, 1/17/35 (144A)
‡
9,000,000 8,978,508
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 7.5792%,
7/15/36 (144A)
‡
5,050,000 5,079,652
CIFC Funding Ltd. 2014-5A D1R3, CME Term SOFR 3 Month + 3.2500%,
7.5724%, 7/17/37 (144A)
‡
5,000,000 5,019,840
CIFC Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.7500%, 7.0675%,
1/15/38 (144A)
‡
5,000,000 5,008,163
Clover CLO LLC 2021-3A DR, CME Term SOFR 3 Month + 2.5500%, 6.8685%,
1/25/35 (144A)
‡
2,000,000 2,005,416
CQS US CLO Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2000%, 8.5185%,
1/25/37 (144A)
‡
1,150,000 1,156,677
Crown City CLO II 2020-2A CR, CME Term SOFR 3 Month + 3.3500%, 7.6755%,
4/20/35 (144A)
‡
12,200,000 12,270,756
Crown City CLO III 2021-1A C, CME Term SOFR 3 Month + 3.5616%, 7.8871%,
7/20/34 (144A)
‡
5,250,000 5,282,117
Crown City CLO IV 2022-4A C1R, CME Term SOFR 3 Month + 4.5000%,
8.8255%, 4/20/37 (144A)
‡
5,000,000 5,016,144
Crown City CLO V 2023-5A C1AR, CME Term SOFR 3 Month + 4.1000%,
8.4255%, 4/20/37 (144A)
‡
4,750,000 4,779,759
Crown City CLO VI 2024-6A E, CME Term SOFR 3 Month + 6.5000%, 10.8176%,
7/15/37 (144A)
‡
3,250,000 3,302,700
Crown Point CLO 11 Ltd. 2021-11A D2R, CME Term SOFR 3 Month + 4.2500%,
8.5724%, 2/28/38 (144A)
‡
5,000,000 5,033,410
Dryden 102 CLO Ltd. 2023-102A D, CME Term SOFR 3 Month + 4.5500%,
8.8675%, 10/15/36 (144A)
‡
4,000,000 4,034,621
Dryden 68 CLO Ltd. 2019-68A DR, CME Term SOFR 3 Month + 3.6116%,
7.9292%, 7/15/35 (144A)
‡
6,500,000 6,500,488
Dryden 83 CLO Ltd. 2020-83A ER, CME Term SOFR 3 Month + 6.3200%,
10.6490%, 4/18/37 (144A)
‡
12,325,000 12,475,790

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 86 CLO Ltd. 2020-86A DR, CME Term SOFR 3 Month + 3.4616%,
7.7840%, 7/17/34 (144A)
‡
$ 6,000,000 $ 6,002,697
Dryden 98 CLO Ltd. 2022-98A D, CME Term SOFR 3 Month + 3.1000%,
7.4255%, 4/20/35 (144A)
‡
7,300,000 7,300,103
Eaton Vance CLO Ltd. 2019-1A D1R2, CME Term SOFR 3 Month + 3.3500%,
7.6676%, 7/15/37 (144A)
‡
8,395,000 8,422,501
Elevation CLO Ltd. 2018-3A DR, CME Term SOFR 3 Month + 3.8716%, 8.1901%,
1/25/35 (144A)
‡
7,900,000 7,900,682
Elmwood CLO 14 Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1500%,
7.4755%, 4/20/35 (144A)
‡
4,250,000 4,274,436
Elmwood CLO 17 Ltd. 2022-4A D1R, CME Term SOFR 3 Month + 3.0500%,
7.3724%, 7/17/37 (144A)
‡
15,000,000 15,066,390
Elmwood CLO 18 Ltd. 2022-5A D1RR, CME Term SOFR 3 Month + 2.9500%,
7.2724%, 7/17/37 (144A)
‡
14,000,000 14,063,609
Elmwood CLO 30 Ltd. 2024-6A D2, CME Term SOFR 3 Month + 4.2500%,
8.5724%, 7/17/37 (144A)
‡
5,500,000 5,555,408
Elmwood CLO 31 Ltd. 2024-7A D2, CME Term SOFR 3 Month + 4.2000%,
8.5224%, 7/17/37 (144A)
‡
2,500,000 2,525,488
Elmwood CLO 37 Ltd. 2024-13A D2, CME Term SOFR 3 Month + 3.7500%,
8.0724%, 1/17/38 (144A)
‡
2,000,000 2,019,108
Elmwood CLO I Ltd. 2019-1A DRR, CME Term SOFR 3 Month + 3.7500%,
8.0755%, 4/20/37 (144A)
‡
6,000,000 6,052,840
Elmwood CLO II Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 3.0500%,
7.3755%, 10/20/37 (144A)
‡
4,870,000 4,890,817
Elmwood CLO III Ltd. 2019-3A DRR, CME Term SOFR 3 Month + 3.1000%,
7.4290%, 7/18/37 (144A)
‡
14,000,000 14,043,319
Elmwood CLO IX Ltd. 2021-2A D1R, CME Term SOFR 3 Month + 2.6500%,
6.9755%, 4/20/38 (144A)
‡
1,500,000 1,502,878
Elmwood CLO V Ltd. 2020-2A D1RR, CME Term SOFR 3 Month + 3.1500%,
7.4755%, 10/20/37 (144A)
‡
1,000,000 1,004,070
Elmwood CLO VI Ltd. 2020-3A D1RR, CME Term SOFR 3 Month + 3.1000%,
7.4290%, 7/18/37 (144A)
‡
8,200,000 8,232,181
Elmwood CLO VII Ltd. 2020-4A D2RR, CME Term SOFR 3 Month + 4.3500%,
8.6724%, 10/17/37 (144A)
‡
2,500,000 2,524,740
Elmwood CLO XII Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 3.1000%,
7.4176%, 10/15/37 (144A)
‡
17,000,000 17,070,297
Empower CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.0000%,
7.3255%, 10/20/37 (144A)
‡
4,000,000 4,025,020
Generate CLO 10 Ltd. 2022-10A D1R, CME Term SOFR 3 Month + 2.8500%,
7.1820%, 1/22/38 (144A)
‡
5,000,000 4,962,812
Generate CLO 11 Ltd. 2023-11A D1R, CME Term SOFR 3 Month + 3.2500%,
7.5755%, 10/20/37 (144A)
‡
4,500,000 4,518,141
Generate CLO 16 Ltd. 2024-16A D2, CME Term SOFR 3 Month + 4.5000%,
8.8255%, 7/20/37 (144A)
‡
3,500,000 3,505,080
Generate CLO 21 Ltd. 2025-21A D1, CME Term SOFR 3 Month + 3.1000%,
7.4064%, 7/25/38 (144A)
‡
2,500,000 2,521,551
Generate CLO 5 Ltd. 5A D1R, CME Term SOFR 3 Month + 3.7000%, 8.0320%,
7/22/37 (144A)
‡
7,500,000 7,519,271
Generate CLO 7 Ltd. 7A D1R, CME Term SOFR 3 Month + 4.0000%, 8.3320%,
4/22/37 (144A)
‡
4,227,000 4,235,643
Generate CLO 9 Ltd. 9A D1R, CME Term SOFR 3 Month + 3.1000%, 7.4255%,
1/20/38 (144A)
‡
7,000,000 7,023,060
GoldenTree Loan Management US CLO 14 Ltd. 2022-14A DR, CME Term SOFR 3
Month + 3.0000%, 7.3255%, 7/20/37 (144A)
‡
1,950,000 1,954,818

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Halsey Point CLO I Ltd. 2019-1A D1R, CME Term SOFR 3 Month + 3.8000%,
8.1255%, 10/20/37 (144A)
‡
$ 5,000,000 $ 5,003,018
Halseypoint CLO 5 Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.7616%,
8.0716%, 1/30/35 (144A)
‡
2,000,000 2,007,931
Hayfin US XII Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.2500%, 7.5755%,
1/20/38 (144A)
‡
4,340,000 4,369,669
HPS Loan Management Ltd. 15A-19 DR, CME Term SOFR 3 Month + 3.1500%,
7.4820%, 1/22/35 (144A)
‡
2,500,000 2,512,767
Invesco CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.1616%, 7.4792%,
7/15/34 (144A)
‡
1,000,000 995,000
KKR CLO 27 Ltd. 27A D1R2, CME Term SOFR 3 Month + 2.9000%, 7.2176%,
1/15/35 (144A)
‡
4,650,000 4,665,943
KKR CLO 27 Ltd. 27A D2R2, CME Term SOFR 3 Month + 4.1000%, 8.4175%,
1/15/35 (144A)
‡
4,500,000 4,502,988
KKR CLO 35 Ltd. 35A DR, CME Term SOFR 3 Month + 2.7500%, 7.0755%,
1/20/38 (144A)
‡
8,900,000 8,784,199
Madison Park Funding LIV Ltd. 2022-54A D2R, CME Term SOFR 3 Month +
4.2500%, 8.5755%, 10/21/37 (144A)
‡
10,000,000 10,006,119
Madison Park Funding LIX Ltd. 2021-59A D1AR, CME Term SOFR 3 Month +
3.3000%, 7.6290%, 4/18/37 (144A)
‡
2,500,000 2,515,195
Madison Park Funding LVII Ltd. 2022-57A DR, CME Term SOFR 3 Month +
2.9500%, 7.2638%, 7/27/34 (144A)
‡
2,000,000 2,000,803
Madison Park Funding XLV Ltd. 2020-45A DRR, CME Term SOFR 3 Month +
2.9000%, 7.2176%, 7/15/34 (144A)
‡
19,400,000 19,407,603
Madison Park Funding XLVI Ltd. 2020-46A DRR, CME Term SOFR 3 Month +
2.7500%, 7.0675%, 10/15/34 (144A)
‡
7,250,000 7,167,433
Madison Park Funding XXXI Ltd. 2018-31A D1R, CME Term SOFR 3 Month +
3.3000%, 7.6190%, 7/23/37 (144A)
‡
5,650,000 5,695,164
Madison Park Funding XXXIII Ltd. 2019-33A DR, CME Term SOFR 3 Month +
3.1000%, 7.4176%, 10/15/32 (144A)
‡
1,075,000 1,080,370
Madison Park Funding XXXIV Ltd. 2019-34A D1RR, CME Term SOFR 3 Month +
3.3500%, 7.6678%, 10/16/37 (144A)
‡
3,000,000 3,010,306
Madison Park Funding XXXIX Ltd. 2021-39A DR, CME Term SOFR 3 Month +
3.2000%, 7.5320%, 10/22/34 (144A)
‡
17,050,000 17,101,072
Magnetite XIX Ltd. 2017-19A DRR, CME Term SOFR 3 Month + 2.7500%,
7.0724%, 4/17/34 (144A)
‡
5,000,000 4,999,801
Magnetite Xlii Ltd. 2024-42A D2, CME Term SOFR 3 Month + 3.9500%,
8.2685%, 1/25/38 (144A)
‡
2,500,000 2,524,768
Magnetite XLIV Ltd. 2024-44A D1, CME Term SOFR 3 Month + 2.8500%,
7.1675%, 10/15/37 (144A)
‡
7,500,000 7,526,782
Magnetite XLVII Ltd. 2024-47A D1, CME Term SOFR 3 Month + 2.8500%,
7.1685%, 1/25/38 (144A)
‡
1,000,000 1,006,329
Magnetite XXVI Ltd. 2020-26A D1R2, CME Term SOFR 3 Month + 2.5000%,
6.8185%, 1/25/38 (144A)
‡
3,000,000 2,993,949
Magnetite XXXIV Ltd. 2023-34A D1R, CME Term SOFR 3 Month + 2.5500%,
6.8676%, 1/15/38 (144A)
‡
2,500,000 2,508,074
Magnetite XXXIX Ltd. 2023-39A D1R, CME Term SOFR 3 Month + 2.7000%,
7.0185%, 1/25/37 (144A)
‡
1,000,000 1,002,704
Magnetite XXXIX Ltd. 2023-39A D2R, CME Term SOFR 3 Month + 3.9000%,
8.2185%, 1/25/37 (144A)
‡
4,000,000 4,037,363
Magnetite XXXVI Ltd. 2023-36A DR, CME Term SOFR 3 Month + 2.8000%,
7.1185%, 7/25/38 (144A)
‡
9,750,000 9,761,139
Mariner CLO LLC 2016-3A D1R3, CME Term SOFR 3 Month + 4.1500%,
8.4690%, 1/23/37 (144A)
‡
3,750,000 3,759,213

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Meacham Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 2.9000%,
7.2255%, 10/20/37 (144A)
‡
$ 1,000,000 $ 1,003,650
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A D, CME Term SOFR 3 Month +
3.3616%, 7.6806%, 10/20/34 (144A)
‡
2,640,000 2,655,829
Morgan Stanley Eaton Vance CLO Ltd. 2022-17A D1R, CME Term SOFR 3 Month
+ 3.1500%, 7.4755%, 10/20/37 (144A)
‡
1,325,000 1,330,363
Neuberger Berman CLO XVII Ltd. 2014-17A D2R3, CME Term SOFR 3 Month +
4.5000%, 8.8320%, 7/22/38 (144A)
‡
4,000,000 4,038,692
Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A D2R2, CME Term SOFR
3 Month + 4.4500%, 8.7790%, 7/18/38 (144A)
‡
4,500,000 4,547,039
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A D1R, CME Term SOFR
3 Month + 3.1000%, 7.4290%, 10/18/38 (144A)
‡
2,000,000 2,005,676
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A D1R2, CME Term
SOFR 3 Month + 2.8000%, 7.1255%, 1/20/39 (144A)
‡
5,250,000 5,257,059
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A DR, CME Term SOFR 3
Month + 2.5000%, 6.8178%, 7/16/36 (144A)
‡
7,340,000 7,290,916
Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A DR, CME Term SOFR 3
Month + 2.6500%, 6.9678%, 10/16/35 (144A)
‡
8,000,000 7,998,780
Neuberger Berman Loan Advisers CLO 46 Ltd. 2021-46A DR, CME Term SOFR 3
Month + 2.6500%, 6.9755%, 1/20/37 (144A)
‡
12,500,000 12,499,052
Neuberger Berman Loan Advisers CLO 48 Ltd. 2022-48A D, CME Term SOFR 3
Month + 3.2000%, 7.5185%, 4/25/36 (144A)
‡
3,325,000 3,346,608
Neuberger Berman Loan Advisers CLO 50 Ltd. 2022-50A DR, CME Term SOFR
3 Month + 2.8500%, 7.1690%, 7/23/36 (144A)
‡
2,000,000 2,004,307
Oaktree CLO Ltd. 2021-1A D2R, CME Term SOFR 3 Month + 4.1000%, 8.4175%,
1/15/38 (144A)
‡
6,000,000 6,003,841
Obra CLO 1 Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.4000%, 7.7255%,
1/20/38 (144A)
‡
9,070,000 9,228,638
Ocean Trails CLO 8 2020-8A DRR, CME Term SOFR 3 Month + 3.4000%,
7.7176%, 7/15/34 (144A)
‡
2,500,000 2,516,783
OCP Aegis CLO Ltd. 2023-29A D1R, CME Term SOFR 3 Month + 2.5500%,
6.8755%, 1/20/36 (144A)
‡
4,650,000 4,656,049
OCP Aegis CLO Ltd. 2024-39A D2, CME Term SOFR 3 Month + 4.1000%,
8.4178%, 1/16/37 (144A)
‡
4,000,000 4,000,517
OCP CLO Ltd. 2021-23A D1R, CME Term SOFR 3 Month + 2.7500%, 7.0724%,
1/17/37 (144A)
‡
2,000,000 2,008,172
OCP CLO Ltd. 2021-23A D2R, CME Term SOFR 3 Month + 3.9000%, 8.2224%,
1/17/37 (144A)
‡
4,000,000 4,021,136
OCP CLO Ltd. 2019-17A D1R2, CME Term SOFR 3 Month + 3.1000%, 7.4255%,
7/20/37 (144A)
‡
3,000,000 3,018,115
OCP CLO Ltd. 2024-33A D2, CME Term SOFR 3 Month + 4.4000%, 8.7255%,
7/20/37 (144A)
‡
2,300,000 2,314,550
OCP CLO Ltd. 2022-25A D2R, CME Term SOFR 3 Month + 4.5000%, 8.8255%,
7/20/37 (144A)
‡
3,750,000 3,760,964
Octagon 54 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3116%, 7.6292%,
7/15/34 (144A)
‡
6,750,000 6,753,134
Octagon 56 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.4616%, 7.7792%,
10/15/34 (144A)
‡
2,000,000 1,994,146
Octagon 57 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 7.6792%,
10/15/34 (144A)
‡
7,750,000 7,784,897
Octagon 70 Alto Ltd. 2023-1A D, CME Term SOFR 3 Month + 4.0900%,
8.4155%, 10/20/36 (144A)
‡
7,500,000 7,577,684
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.9820%,
1/22/38 (144A)
‡
8,300,000 8,321,668

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Investment Partners 29 Ltd. 2016-1A DR2, CME Term SOFR 3 Month +
3.3000%, 7.6290%, 7/18/39 (144A)
‡
$ 6,000,000 $ 6,025,951
Octagon Investment Partners 44 Ltd. 2019-1A DR, CME Term SOFR 3 Month +
3.5116%, 7.8292%, 10/15/34 (144A)
‡
10,600,000 10,600,981
OHA Credit Funding 5 Ltd. 2020-5A D1R, CME Term SOFR 3 Month + 2.9000%,
7.2290%, 10/18/37 (144A)
‡
1,000,000 1,003,545
OHA Credit Funding 7 Ltd. 2020-7A D1R2, CME Term SOFR 3 Month +
2.7000%, 6.9638%, 7/19/38 (144A)
‡
5,000,000 5,000,644
OHA Credit Funding 9 Ltd. 2021-9A D2R, CME Term SOFR 3 Month + 4.2000%,
8.5255%, 10/19/37 (144A)
‡
3,000,000 3,031,288
OHA Credit Partners VII Ltd. 2012-7A D1R4, CME Term SOFR 3 Month +
2.5000%, 6.8220%, 2/20/38 (144A)
‡
18,725,000 18,771,260
Orchard Park CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 2.9500%,
7.2755%, 10/20/37 (144A)
‡
1,000,000 1,004,262
Palmer Square CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 2.9500%,
7.2755%, 7/20/37 (144A)
‡
4,030,000 4,041,392
Palmer Square CLO Ltd. 2024-4A D1, CME Term SOFR 3 Month + 2.6500%,
6.9676%, 1/15/38 (144A)
‡
2,500,000 2,512,490
Palmer Square CLO Ltd. 2021-1A C1R, CME Term SOFR 3 Month + 2.7000%,
7.0255%, 4/20/38 (144A)
‡
6,750,000 6,750,610
Peace Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%, 7.5371%,
10/20/34 (144A)
‡
4,750,000 4,778,555
Point Au Roche Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.0616%,
7.3871%, 7/20/34 (144A)
‡
8,950,000 8,985,378
Post CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%, 7.5255%,
4/20/35 (144A)
‡
5,750,000 5,753,180
Post CLO VI Ltd. 2024-2A D2, CME Term SOFR 3 Month + 4.4000%, 8.7255%,
1/20/38 (144A)
‡
2,000,000 2,015,491
PPM CLO 2 Ltd. 2019-2A DR2B, CME Term SOFR 3 Month + 5.5700%,
9.8878%, 4/16/37 (144A)
‡
4,000,000 4,002,000
PPM CLO 7 Ltd. 2024-7A D1A, CME Term SOFR 3 Month + 3.6000%, 7.9255%,
7/20/37 (144A)
‡
10,000,000 10,008,234
Rad CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.0116%, 7.3306%,
4/23/34 (144A)
‡
9,500,000 9,503,800
RAD CLO 21 Ltd. 2023-21A D1R, CME Term SOFR 3 Month + 2.6000%,
6.9185%, 1/25/37 (144A)
‡
5,280,000 5,287,276
RAD CLO 26 Ltd. 2024-26A D2, CME Term SOFR 3 Month + 4.2500%,
8.5755%, 10/20/37 (144A)
‡
2,250,000 2,252,731
RAD CLO 27 Ltd. 2024-27A D1, CME Term SOFR 3 Month + 2.8000%, 7.1175%,
1/15/38 (144A)
‡
5,000,000 5,014,552
RAD CLO 28 Ltd. 2024-28A D1, CME Term SOFR 3 Month + 2.8000%, 7.0626%,
4/20/38 (144A)
‡
2,000,000 2,016,000
REESE PARK CLO Ltd. 2020-1A D2RR, CME Term SOFR 3 Month + 4.0000%,
8.3176%, 1/15/38 (144A)
‡
7,500,000 7,567,896
Regatta XVIII Funding Ltd. 2021-1A D1R, CME Term SOFR 3 Month + 2.6000%,
6.9176%, 4/15/38 (144A)
‡
27,400,000 27,424,282
Regatta XXIV Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.8000%,
7.1255%, 1/20/38 (144A)
‡
13,950,000 14,089,494
Riserva CLO Ltd. 2016-3A DRR, CME Term SOFR 3 Month + 3.5116%, 7.8406%,
1/18/34 (144A)
‡
7,250,000 7,253,413
Rockford Tower CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.5116%,
7.8371%, 7/20/34 (144A)
‡
2,000,000 2,013,630
Rockford Tower CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 2.9500%,
7.2065%, 3/31/38 (144A)
‡
1,000,000 1,006,589

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Rockford Tower CLO Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.9500%,
8.2065%, 3/31/38 (144A)
‡
$ 4,000,000 $ 4,007,012
Romark CLO III Ltd. 2019-3A CR, CME Term SOFR 3 Month + 3.5616%,
7.8792%, 10/15/34 (144A)
‡
10,500,000 10,558,143
Romark CLO V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.8916%, 8.2092%,
1/15/35 (144A)
‡
7,000,000 7,004,901
RR 17 Ltd. 2021-17A C, CME Term SOFR 3 Month + 3.2116%, 7.5292%, 7/15/34
(144A)
‡
4,000,000 4,001,515
RR 7 Ltd. 2019-7A D1B, CME Term SOFR 3 Month + 6.5000%, 10.8176%,
1/15/37 (144A)
‡
5,000,000 5,024,031
Sagard-Halseypoint CLO 9 Ltd. 2025-9A D2, CME Term SOFR 3 Month +
4.5000%, 8.7821%, 4/20/38 (144A)
‡
3,000,000 3,022,862
Sandstone Peak III Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
8.1685%, 4/25/37 (144A)
‡
6,750,000 6,801,083
Sandstone Peak Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.3500%,
7.6676%, 10/15/34 (144A)
‡
10,375,000 10,409,817
Signal Peak CLO 10 Ltd. 2021-10A D1R, CME Term SOFR 3 Month + 2.9000%,
7.2187%, 1/24/38 (144A)
‡
1,600,000 1,610,395
Signal Peak CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
7.4290%, 7/18/37 (144A)
‡
9,000,000 9,042,035
Silver Point CLO 6 Ltd. 2024-6A D1, CME Term SOFR 3 Month + 3.3000%,
7.6175%, 10/15/37 (144A)
‡
10,000,000 10,068,414
Sixth Street CLO VIII Ltd. 2017-8A CR2, CME Term SOFR 3 Month + 2.9500%,
7.2755%, 10/20/34 (144A)
‡
10,000,000 10,001,415
Sound Point CLO 2025R-1 Ltd. 2025-1RA D1, CME Term SOFR 3 Month +
3.2500%, 7.5720%, 2/20/38 (144A)
‡
17,100,000 17,183,711
Sound Point CLO 35 Ltd. 2022-35A D1R, CME Term SOFR 3 Month + 3.0000%,
7.3138%, 4/26/38 (144A)
‡
1,500,000 1,506,203
Symphony CLO 36 Ltd. 2022-36A D1R, CME Term SOFR 3 Month + 3.3000%,
7.5752%, 10/24/37 (144A)
‡
2,500,000 2,506,921
TCW CLO Ltd. 2020-1A DR3, CME Term SOFR 3 Month + 3.4000%, 7.7255%,
4/20/34 (144A)
‡
5,000,000 5,010,507
TCW CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.0000%, 7.3255%,
1/20/38 (144A)
‡
4,000,000 4,029,977
TCW CLO Ltd. 2019-2A D1R2, CME Term SOFR 3 Month + 3.0000%, 7.3255%,
1/20/38 (144A)
‡
4,000,000 4,009,017
TCW CLO Ltd. 2021-1A D1R1, CME Term SOFR 3 Month + 3.1000%, 7.4255%,
1/20/38 (144A)
‡
16,000,000 16,034,723
Thompson Park CLO Ltd. 2021-1A DR, CME Term SOFR 3 Month + 2.7000%,
7.0175%, 4/15/34 (144A)
‡
9,355,000 9,355,388
TRESTLES CLO III Ltd. 2020-3A D1R, CME Term SOFR 3 Month + 3.1500%,
7.4755%, 10/20/37 (144A)
‡
3,900,000 3,926,330
Trinitas CLO XVI Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.5616%,
7.8871%, 7/20/34 (144A)
‡
2,250,000 2,265,417
Trinitas CLO XX Ltd. 2022-20A D1R, CME Term SOFR 3 Month + 3.0000%,
7.3255%, 7/20/35 (144A)
‡
4,000,000 4,008,021
Venture 44 CLO Ltd. 2021-44A D1, CME Term SOFR 3 Month + 3.4916%,
7.8171%, 10/20/34 (144A)
‡
2,000,000 2,012,169
Voya CLO Ltd. 2018-3A D, CME Term SOFR 3 Month + 3.2616%, 7.5792%,
10/15/31 (144A)
‡
5,225,000 5,240,355
Voya CLO Ltd. 2021-1A DR, CME Term SOFR 3 Month + 2.8000%, 7.1175%,
7/15/34 (144A)
‡
11,500,000 11,491,432
Voya CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.4616%, 7.7792%,
1/15/35 (144A)
‡
1,250,000 1,256,241

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Voya CLO Ltd. 2020-3A D1RR, CME Term SOFR 3 Month + 2.7000%, 7.0255%,
1/20/38 (144A)
‡
$ 1,570,000 $ 1,572,494
Voya CLO Ltd. 2024-7A D1, CME Term SOFR 3 Month + 2.8500%, 7.1755%,
1/20/38 (144A)
‡
1,550,000 1,554,616
Warwick Capital CLO 4 Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.0000%,
7.3255%, 7/20/37 (144A)
‡
4,650,000 4,684,512
Warwick Capital CLO 5 Ltd. 2024-5A E, CME Term SOFR 3 Month + 5.5000%,
9.8255%, 1/20/38 (144A)
‡
4,000,000 4,059,212
Wellfleet CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.4416%, 7.7601%,
4/25/34 (144A)
‡
6,600,000 6,639,731
Total Collateralized Loan Obligations (cost $1,275,357,171) 1,277,140,557
Exchange Traded Funds - 4 .9%
Invesco Senior Loan ETF
#
1,681,525 35,194,318
Janus Henderson AAA CLO ETF
£
607,419 30,850,811
66,045,129
Total Exchange Traded Funds (cost $65,664,772) 66,045,129
Investment Companies - 1 .2%
Money Market Funds - 1 .2%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $16,830,329) 16,830,329 16,833,695
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.2961%
£,∞
15,480 15,480
Time Deposits - 0.0%
Royal Bank of Canada, 4.3100%, 8/1/25 3,870 3,870
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $19,350) 19,350
Total Investments (total cost $ 1,357,871,622 ) - 99 .9% 1,360,038,731
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 1,303,571
Net Assets - 100.0% $1,361,342,302
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,360,038,731 100 .0%

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 3.5%
Exchange Traded Fund - 2.3%
Janus Henderson AAA
CLO ETF $ – $ 126,905,210 $ (96,480,342) $ 139,909 $ 286,034 $ 30,850,811 607,419 $ 956,982
Money Market Funds - 1.2%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
8,960,001 960,046,949 (952,173,682) (2,938) 3,365 16,833,695 16,830,329 957,791
Investments Purchased
with Cash Collateral from
Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
– 47,642,529 (47,627,049) – – 15,480 15,480 61,070
Δ
Total Affiliated Investments
- 3.5% $8,960,001 $1,134,594,688 $(1,096,281,073) $136,971 $289,399 $47,699,986 $1,975,843

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
# Loaned security; a portion of the security is on loan at July 31, 2025.
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2025 is $1,277,140,557 which represents 93.8% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,277,140,557 $ — $ 1,277,140,557
Exchange Traded Funds 66,045,129 — — 66,045,129
Investment Companies — 16,833,695 — 16,833,695
Investments Purchased with Cash
Collateral from Securities Lending — 19,350 — 19,350
Total Assets $ 66,045,129 $ 1,293,993,602 $ — $ 1,360,038,731

Janus Henderson B-BBB CLO ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson B-BBB CLO ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70447 09-25